Commitments and Contingencies (Details) - Angel Studios, Inc. CIK: 0001671941 - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Lease expense for operating leases	$ 744,246	$ 538,005
Operating Lease, Payments	$ 734,890	$ 466,534
Minimum
Commitments and Contingencies [Line Items]
Escalation of monthly lease payments	3.00%
Maximum
Commitments and Contingencies [Line Items]
Escalation of monthly lease payments	5.00%